Other Post-Employment Benefits - Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions (Detail) - Pension defined benefit plans [member] - CAD ($)
$ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Actuarial assumption of discount rates [member]
Statement [Line Items]
One percentage point increase	$ (134.5)	$ (164.4)
One percentage point decrease	162.7	202.0
Actuarial assumption of discount rates [member] | OtherPostEmploymentBenefits [Member]
Statement [Line Items]
One percentage point increase	(29.9)	(38.8)
One percentage point decrease	37.7	49.8
Actuarial assumption of expected rates of salary increases [member]
Statement [Line Items]
One percentage point increase	19.4	25.2
One percentage point decrease	(17.5)	(22.6)
Actuarial assumption of expected rates of salary increases [member] | OtherPostEmploymentBenefits [Member]
Statement [Line Items]
One percentage point increase	29.6	41.2
One percentage point decrease	(24.9)	(32.9)
Actuarial assumption of mortality rates [member]
Statement [Line Items]
One percentage point increase	34.4	41.4
One percentage point decrease	(33.6)	(40.6)
Actuarial assumption of mortality rates [member] | OtherPostEmploymentBenefits [Member]
Statement [Line Items]
One percentage point increase	9.5	14.0
One percentage point decrease	$ (9.3)	$ (13.6)